Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred shares, par value per share (in Dollars per share)	$ 0.00002	$ 0.00002
Preferred shares, shares authorized (in Shares)	100,000,000	100,000,000
Preferred shares, shares issued (in Shares)
Preferred shares, shares outstanding (in Shares)
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized (in Shares)	800,000,000	800,000,000
Ordinary shares, shares issued (in Shares)	2,664,034	12,000,534
Ordinary shares, shares outstanding (in Shares)	2,664,034	12,000,534
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	10,774,000	0
Ordinary shares, shares outstanding (in Shares)	10,774,000	0